Loans and Allowance for Credit Losses - Schedule of Purchased Credit Impaired Loans Acquired (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure in Tabular Form of Purchased Credit Impairment Loans Acquired [Line Items]
Carrying value net of related allowance	$ 1,293,276	$ 1,139,199
Bank of the West [Member] | Purchased credit impaired loans [member]
Disclosure in Tabular Form of Purchased Credit Impairment Loans Acquired [Line Items]
Unpaid principal balance	280
Fair value adjustment	(61)
Carrying value net of related allowance	218
Bank of the West [Member] | Purchased credit impaired loans [member] | Gross carrying amount [member]
Disclosure in Tabular Form of Purchased Credit Impairment Loans Acquired [Line Items]
Carrying value net of related allowance	219
Bank of the West [Member] | Purchased credit impaired loans [member] | Expected credit losses individually assessed [member]
Disclosure in Tabular Form of Purchased Credit Impairment Loans Acquired [Line Items]
Stage 3 allowance	$ (1)